TAXES ON INCOME (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Taxes on income (tax benefit):
Current	$ 2,177	$ 2,184	$ 3,003
Deferred	824	(631)	(931)
Total taxes on income	3,001	1,553	2,072
Taxes on income (tax benefit):
Domestic	1,515	820	1,460
Foreign	1,486	733	612
Total taxes on income	$ 3,001	$ 1,553	$ 2,072